Investments (Details 4) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Investment Income [Line Items]
Gross investment income	$ 926	$ 855	$ 1,143	$ 1,047	$ 977
Investment expenses	(7)	(2)	(4)	(9)	(7)
Net investment income	919	853	1,139	1,038	970
Fixed maturities [Member]
Net Investment Income [Line Items]
Gross investment income	840	780	1,047	959	898
Equity securities [Member]
Net Investment Income [Line Items]
Gross investment income	15	12	16	10	8
Equity method investments [Member]
Net Investment Income [Line Items]
Gross investment income	14	7	9	0	0
Mortgage loans [Member]
Net Investment Income [Line Items]
Gross investment income	35	31	42	32	25
Policy loans [Member]
Net Investment Income [Line Items]
Gross investment income	9	10	12	13	12
Real estate and other [Member]
Net Investment Income [Line Items]
Gross investment income	$ 13	$ 15	$ 17	$ 33	$ 34